Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 2,859,332	$ 4,432,335	$ 3,269,866
Restricted cash		9,905	153,931
Accounts receivable, net	5,496,378	5,912,970	5,798,374
Other receivable	144,592	104,132	109,897
Other current assets	1,628,460	1,620,303	1,589,303
Total current assets	10,128,762	12,079,645	10,921,371
Restricted cash	1,413,434	1,019,325	814,641
Long-term loans to related party	310,567	303,246
Right-of-use assets	6,121,542
Fixed assets, net	10,247,784	10,175,962	9,467,481
Intangible assets, net	244,634	229,340	166,752
Withholding taxes receivable	6,199,382	5,405,006	4,490,956
Deferred tax assets, net	1,009,235	980,519	1,095,195
Other non-current assets	337,161	303,320	308,307
Total assets	36,012,501	30,496,363	27,264,703
Current liabilities:
Trade and other payables	3,578,944	3,887,915	1,940,690
Short-term borrowings from financial institutions	695,090	1,007,787	661,964
Short-term borrowings from related party			12,386,433
Short-term borrowings from third party	13,931,717	13,730,531
Lease liabilities	2,513,758
Current portion finance lease liabilities, net	332,957	974,211	1,351,327
Other current liabilities	1,577,578	1,630,077	1,325,250
Total current liabilities	22,630,044	21,230,521	17,665,664
Long-term borrowings from financial institutions	333,457	465,379	661,964
Lease liabilities, non-current	3,607,784
Finance lease liabilities, net	2,126,122	2,008,614	1,716,597
Provision for employee benefits	6,136,894	5,619,337	5,229,340
Total liabilities	34,834,301	29,323,851	25,273,565
Commitments and Contingencies
Shareholders' equity
Common stock – par value $0.001 authorized 50,000,000 shares, deemed issued and outstanding 50,000,000 shares	50,000	50,000	50,000
Subscription receivable	(50,000)	(50,000)	(50,000)
Additional paid in capital	2,360,204	2,360,204	3,360,204
Legal reserve	223,500	223,500	223,500
(Deficit)	(1,916,263)	(1,680,322)	(1,853,243)
Accumulated other comprehensive income	448,904	209,278	203,933
Total equity attributable to equity holders of the Company	1,116,345	1,112,660	1,934,394
Total equity attributable to non-controlling interests	61,855	59,852	56,744
Total shareholders' equity	1,178,200	1,172,512	1,991,138
Total liabilities and shareholders' equity	$ 36,012,501	$ 30,496,363	$ 27,264,703